Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate	The following is a reconciliation of the effective income tax rate to the statutory federal income tax rate for the years ended December 31, 2023 and 2022.
	December 31,
Rate Reconciliation	2023	2022
Provision (Benefit) at Statutory Rate	21.00%	21.00%
Permanent Book/Tax Differences	(0.06)	—
Valuation Allowance	(20.94)	(21.00)
Income Tax Provision (Benefit)	—%	—%

Schedule of Deferred Tax Assets	The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets are as follows:
	December 31,
	2023	2022
Deferred Tax Assets
Net Operating Loss Carryforward	$793,595	$6,485
Helium and CO2 Exploration and Development Costs Deducted for Tax Over Book Depletion	9,162	—
Other	1,537,012	—
Deferred Tax Assets	$2,339,769	$6,485
Deferred Tax Liabilities
Other Property, Plant, and Equipment Costs Deducted for Tax Under Book Depreciation	$(16,440)	$—
Deferred Tax Liabilities	$(16,440)	$—
Net Deferred Tax Asset	$2,323,329	$6,485
Valuation Allowance	(2,323,329)	(6,485)
Net Deferred Tax Asset (Liability)	$—	$—